Document and Entity Information	Dec. 13, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 13, 2022
Entity Registrant Name	AKAMAI TECHNOLOGIES, INC.
Entity Central Index Key	0001086222
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	000-27275
Entity Tax Identification Number	04-3432319
Entity Address, Address Line One	145 Broadway
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	444-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AKAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false